Derivative Instruments - Changes in AOCI (net of tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of the period	$ 9,034,790	$ 1,248,599	$ 1,050,607
Other Comprehensive Income (Loss), Net of Tax	(165,627)	497,261	(10,237)
Balance at end of the period	11,925,869	9,034,790	1,248,599
AOCI (net of tax) related to cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of the period	(3,756)	(2,778)	3,644
Other Comprehensive Income (Loss), Net of Tax	3,360	(4,432)	(7,107)
Balance at end of the period	2,637	(3,756)	(2,778)
AOCI (net of tax) related to cash flow hedges | Amount reclassified out of Other comprehensive income (loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Net of Tax	$ 3,033	$ 3,454	$ 685